Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from (used in) operating activities:
Net income	$ 1,406	$ 1,121	$ 955
Losses from discontinued operations, net of tax		216
Adjustments to reconcile to net cash flows from (used in) continuing operating activities:
Depreciation and amortization	138	151	144
Asset impairment and exit charges, net of cash payments		37
Restructuring charge, net of cash payments	(35)	(51)	7
Trademark impairment charges	48	6	567
Goodwill impairment charge		26
Deferred income tax expense (benefit)	100	187	(159)
Other changes that provided (used) cash:
Accounts and other receivables	12	(3)
Inventories	88	164	(49)
Related party, net	(32)	45	2
Accounts payable	(66)	(17)	(10)
Accrued liabilities, including income taxes and other working capital	10	(64)	(191)
Litigation bonds	(35)	(21)	(23)
Tobacco settlement	(58)	(22)	291
Pension and postretirement	(165)	(715)	(169)
Other, net	9	205	89
Net cash flows from operating activities	1,420	1,265	1,454
Cash flows from (used in) investing activities:
Proceeds from settlement of short-term investments		4	19
Proceeds from settlement of long-term investments	2	13	6
Capital expenditures	(190)	(174)	(141)
Acquisition, net of cash acquired			(43)
Net proceeds from sale of business	202
Proceeds from termination of joint venture	32	28	24
Other, net	14	3	12
Net cash flows from (used in) investing activities	60	(126)	(123)
Cash flows from (used in) financing activities:
Dividends paid on common stock	(1,212)	(1,049)	(991)
Repurchase of common stock	(282)	(5)	(5)
Repayments of long-term debt	(400)	(300)	(200)
Proceeds from termination of interest rate swaps	186
Other, net	(6)	5	4
Net cash flows used in financing activities	(1,714)	(1,349)	(1,192)
Effect of exchange rate changes on cash and cash equivalents	(5)	(11)	6
Net cash flow related to discontinued operations, net of tax benefit		(307)
Net change in cash and cash equivalents	(239)	(528)	145
Cash and cash equivalents at beginning of year	2,195	2,723	2,578
Cash and cash equivalents at end of year	1,956	2,195	2,723
Income taxes paid, net of refunds	694	573	709
Interest paid, net of capitalized interest (2011 - $3; 2010 - $3; 2009 - $1)	$ 232	$ 231	$ 245